OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2024
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES
6. OTHER CURRENT LIABILITIES

All figures in USD ‘000	June 30, 2024	December 31, 2023
Accrued Expenses	4,456	5,293
Other Liabilities	2,412	1,616
Deferred Revenues	5,187	3,949
Total as of	12,055	10,858

Deferred revenues relate to prepaid charter hire from customers.